Research and Development, Marketing - Business Development and General and Administrative Expenses - Personnel costs and headcount (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee
Disclosure of attribution of expenses by nature to their function [line items]
Number of employees | employee	105	94	88
Wages, salaries and similar costs	€ (8,097)	€ (6,442)	€ (6,577)
Payroll taxes	(3,010)	(3,098)	(2,841)
Provisions for retirement benefit obligations	(216)	(202)	(156)
Share-based compensation expense	(2,089)	(938)	(1,407)
Total personnel costs	€ (13,413)	(10,680)	(10,981)
Inventiva Inc.
Disclosure of attribution of expenses by nature to their function [line items]
Number of employees | employee	5
Inventiva S.A
Disclosure of attribution of expenses by nature to their function [line items]
Number of employees | employee	100
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Wages, salaries and similar costs	€ (6,031)	(4,590)	(4,908)
Payroll taxes	(2,173)	(2,180)	(2,206)
Provisions for retirement benefit obligations	(148)	(141)	(95)
Share-based compensation expense	(1,293)	(607)	(868)
Total personnel costs	(9,645)	(7,518)	(8,076)
Marketing - business development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Wages, salaries and similar costs	(199)	(183)	(178)
Payroll taxes	0	8	(1)
Provisions for retirement benefit obligations	0	0
Share-based compensation expense	(13)	(22)	(22)
Total personnel costs	(213)	(197)	(202)
General and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Wages, salaries and similar costs	(1,867)	(1,669)	(1,491)
Payroll taxes	(838)	(926)	(634)
Provisions for retirement benefit obligations	(68)	(60)	(61)
Share-based compensation expense	(783)	(309)	(517)
Total personnel costs	€ (3,556)	€ (2,964)	€ (2,703)